Significant accounting policies - Summary of Office, Administrative, and Travel Expense (Details) - USD ($)	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
List Of Accounting Policies [Abstract]
Research and development	$ 2,844,540	$ 304,241